Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Assets:
Short-term investments		¥ 69,797
Available-for-sale debt investments	58,465	68,011
Equity securities with readily determinable fair values	39	102
Total assets	58,504	137,910
Liabilities:
Derivative liabilities	5,721	10,701
Quoted price in active markets for identical assets (Level 1) [Member]
Assets:
Short-term investments
Available-for-sale debt investments
Equity securities with readily determinable fair values	39	102
Total assets	39	102
Liabilities:
Derivative liabilities
Significant other observable Inputs (Level 2) [Member]
Assets:
Short-term investments		69,797
Available-for-sale debt investments
Equity securities with readily determinable fair values
Total assets		69,797
Liabilities:
Derivative liabilities
Significant unobservable Inputs (Level 3) [Member]
Assets:
Short-term investments
Available-for-sale debt investments	58,465	68,011
Equity securities with readily determinable fair values
Total assets	58,465	68,011
Liabilities:
Derivative liabilities	¥ 5,721	¥ 10,701